Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consisted of the following:
(in thousands)	December 31, 2021	December 31, 2020
Leasehold improvements	$ 22	$11
Field equipment	833	66
Information technology equipment	182	—
Tooling	543	—
Capitalized software	250	250
Total	1,830	327
Accumulated depreciation	(248)	(16)
Property and equipment, net	$1,582	$311

Schedule of Depreciation Expense
We recognized depreciation expense associated with our property and equipment each period as follows:
	Year ended December 31,
(in thousands)	2021	2020	2019
Tangible asset depreciation	$170	$14	$12
Capitalized software depreciation	62	—	—
Total depreciation expense	$232	$14	$12